Other income (expenses), net - Schedule of Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Other expenses, net [Abstract]
Foreign currency exchange rate differences gain (loss)	$ 24,369	$ (18,283)		$ (5,994)
Economic emergency contribution expenses	(1,358)	(1,325)		(1,411)
Fines, surcharges, penalties and taxes assumed	(355)	(1,119)		(775)
Donations	1,142	814		720
Listing expense	0	0		(73,917)
Impairment loss expense	(13,524)	(6,018)		0
Other	19,464	(63)		1,832
Total Other income (expenses), net	$ 27,454	$ (27,622)	[1]	$ (80,985)	[1]

[1]	Refer to Note 4. Independent Investigation and Restatement